Income and Expenses - Finance Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	€ 357.6	€ 48.5	€ 1.5
Fair value adjustments of financial instruments measured at fair value	162.0	216.8	0.0
Foreign exchange differences, net	0.0	65.0	66.2
Finance income	€ 519.6	€ 330.3	€ 67.7